S-K 1604, De-SPAC Transaction	Sep. 30, 2026
De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

The board of directors of Churchill Capital Corp XI, a Cayman Islands exempted company (“CCXI,” “we” or “our”), has approved the Agreement and Plan of Merger and Reorganization, dated as of June 24, 2026 (as amended, modified, supplemented or waived from time to time, the “Merger Agreement”), by and among CCXI, BLB Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of CCXI (“Merger Sub”) and Agility Robotics, Inc., a Delaware corporation (“Agility”). The Merger Agreement, among other things and subject to the terms and conditions contained therein, provides for (a) the transfer of the registration of CCXI by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (b) following the Domestication, the merger of Merger Sub with and into Agility, with Agility continuing as the surviving entity and as a wholly-owned subsidiary of CCXI (collectively, the “Merger,” and, together with the Domestication and other transactions contemplated by the Merger Agreement and the related agreements, the “Transactions” or the “business combination”). In connection with the business combination, CCXI will change its name to “Agility Robotics, Inc.” We refer to the new public entity following the consummation of the business combination as the “Post-Closing Company.” Subject to the terms and conditions of the Merger Agreement, the value of the aggregate consideration to be paid to Agility stockholders, holders of Agility options and Agility convertible securities will be $2,500,000,000 (the “Equity Value”), which consideration will be paid entirely in shares of common stock, par value $0.0001 per share, of the Post-Closing Company (“Post-Closing Company common stock”), valued in an amount equal to the CCXI shareholder redemption per share price (as defined herein). At the Effective Time, each share of Agility common stock issued and outstanding immediately prior to the Effective Time (other than Excluded Shares and Dissenting Shares) will be automatically cancelled and converted into the right to receive a number of shares of Post-Closing Company common stock equal to the Exchange Ratio. The Exchange Ratio is based on the per share Equity Value (calculated in accordance with the Merger Agreement). Subject to the assumptions described herein, as of the date of this proxy statement/prospectus, we estimate that the Exchange Ratio will be approximately 9.295 shares of Post-Closing Company common stock for each issued and outstanding share of Agility common stock (after giving effect to the conversions of Agility preferred stock, Agility SAFEs and all equity securities issued or issuable in connection with a Permitted Bridge Financing (as defined herein), into Agility common stock); see the section entitled “Proposal No. 1 — The Business Combination Proposal — General — Structure of the Transactions.”

Accordingly, this proxy statement/prospectus covers up to an aggregate of 280,483,196 shares of Post-Closing Company common stock, representing the estimated maximum number of shares to be issued to the existing securityholders of CCXI and Agility at the Closing.

To raise additional proceeds to fund the Transactions, CCXI has entered into subscription agreements (“PIPE Subscription Agreements”) with certain investment funds (the “PIPE Investors”), pursuant to which, subject to the terms and conditions thereof, CCXI has agreed to issue and sell to the PIPE Investors, and the PIPE Investors have agreed to purchase an aggregate of $201,025,000 of CCXI common stock at a purchase price of $10.00 per share, which we refer to as the “PIPE Investment.” The PIPE Subscription Agreements contain customary representations, warranties, covenants and agreements of CCXI and the PIPE Investors and are subject to customary closing conditions and termination rights.